Pension and other post-retirement benefits - Plan assets measured at fair value (Details 3) - International - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 4,111	SFr 3,604	SFr 4,088
Plan assets at fair value, measured at net asset value per share	595	492
Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	SFr 0
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,349	2,027
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,167	1,085
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	149	138
Plan assets at fair value, measured at net asset value per share	91	74
Group equity securities and options | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	58	52
Group equity securities and options | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	12
Group equity securities and options | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	118	209
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	14	86
Cash and cash equivalents | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	104	123
Cash and cash equivalents | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,723	3,063
Plan assets at fair value, measured at net asset value per share	430	328
Debt securities | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,277	1,889
Debt securities | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,016	846
Debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Government debt securities | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,913	1,579
Plan assets at fair value, measured at net asset value per share	0	0
Government debt securities | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,904	1,574
Government debt securities | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	9	5
Government debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,810	1,484
Plan assets at fair value, measured at net asset value per share	430	328
Corporate debt securities | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	373	315
Corporate debt securities | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,007	841
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	29	29
Plan assets at fair value, measured at net asset value per share	29	29
Real estate - indirect | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	8	80
Plan assets at fair value, measured at net asset value per share	45	61
Alternative investments | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(37)	19
Alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	45	61
Plan assets at fair value, measured at net asset value per share	45	61
Hedge funds | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(37)	19
Plan assets at fair value, measured at net asset value per share	0	0
Other alternative investments | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(37)	19
Other alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	84	85
Plan assets at fair value, measured at net asset value per share	0	0
Other investments, plan assets | Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	84	85
Other investments, plan assets | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 0	SFr 0